ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Government institutions		$ 108	$ 76
Grants receivable from the CSO		634	236
Nontrade Receivables, Current	$ 617	$ 742	$ 312